Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders’ equity:
Common stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Common stock, shares outstanding (in shares)	93,116,762	93,883,645	93,013,031